Legal Information	12 Months Ended
Dec. 31, 2017
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Legal Information
1.	LEGAL INFORMATION

Legal address

Reconquista 1088 – 7th. Floor, Ciudad Autónoma de Buenos Aires, Argentina

Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, the “Company” or “the Group”) is a stock company organized according to Argentine Law. The address of its registered office is Reconquista 1088 – 7th. Floor – Buenos Aires – Argentina.

Fiscal year number:

Fiscal year number 93 which began on January 1, 2017.

Principal business of the Company:

The main activity of the Company is the manufacturing and marketing of cement and its by-products, and also the exploration of mineral resources that are used in the production process.

The Company has nine factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca. It also has 18 concrete plants.

In addition, the Company, through its subsidiary Cofesur S.A., has control over Ferrosur Roca S.A., a company that operates the rail network Railroad Roca under a concession granted by the Argentine government in 1993 for a period of 30 years, allowing access to several of the Loma Negra’s cement plants to the rail network. At the date of issuance of these financial statements Ferrosur Roca S.A. has requested for the extension of the concession for 10 more years, as estipulated in the concession contract.

The Company also owns Recycomb S.A.U., a corporation engaged in the treatment and recycling of industrial waste intended to be used as fuel or raw material-, and Yguazú Cementos S.A., a company organized in the Republic of Paraguay dedicated to the manufacture and marketing of cement.

Date of registration in the Public Registry of Commerce and General Inspection of Justice

Inscription of the bylaws: August 5th, 1926 under No 38, Book 46 of Companies

Last amendment registered to the bylaws: August 29th, 2017, under No 17557 Book 85 of Companies by shares

Correlative Number of Registration with the Inspección General de Justicia: 1,914,357

CUIT: 30-50053085-1

Date of expiration: July 3rd, 2116.

The Company was founded in 1926 and on August 5, 1926 it was registered as a “sociedad anónima” (stock company according to Argentine Law, originally under the name “Compañía Argentina Ganadera Agrícola Comercial e Industrial S.A.” being registered with the Public Registry of Commerce of Azul, Province of Buenos Aires, under the Number 38, Folio 46. On August 25, 1927, the Company adopted its current name and on August 27, 1984, the Company was also registered with the General Office of Legal Entities of the Province of Buenos Aires under the Number 747. The Company’s date of expiration is July 3, 2116. The Ordinary and Extraordinary General Assembly of July 3, 2017 resolved: i) to transfer the legal address of the Company from Cuartel No. VIII Loma Negra, Olavarría, Province of Buenos Aires to Reconquista 1088 - 7th floor, City of Buenos Aires, place where the central administration office is located, ii) extend the period of duration of the Company expiring accordingly on July 3, 2116, iv) update the corporate purpose that according to Article 4 of its bylaws, includes the execution of commercial, industrial, real estate and financial activities, being also authorized to mining activities and construction industry as well as being the holder of transportation concessions and public services, v) replacing the nominative shares by book entry and its reduction of nominal value, vi) update and adapt the operation of the administration to the public offering regime, vii) creation of the auditing committee, viii) updating and adaptation of the Supervisory Committee, ix) updating and adaptation of the functioning of the governing body to the public offering regime and other updates. On August 29, 2017, said modifications were registered in the General Inspection of Justice (“I.G.J.”) under Number 17557 of book 85, volume - of companies by shares. The correlative number of I.G.J. of the Company is 1,914,357.

Parent company

As of December 31, 2017 the parent Company is Loma Negra Holding GmbH, which holds directly the 51.0437% of the Company’s shares.

During September 2017, Loma Negra’s Board of Directors was notified of the share transfers under which InterCement Brasil S.A. transferred its shareholding. Loma Negra Holding GmbH is a limited liability company incorporated under the laws of Austria and registered with the General Inspection of Justice in Argentina (the Argentine Register for companies - “IGJ”, and is also indirectly controlled by the same group Camargo Corrêa.

By virtue of (i) the waiver of its right of pre-emptive subscription and accretion for the capital increase for 30,000,000 new ordinary shares (Note 31); and (ii) the transfer of 258,650,000 shares in favor of Citibank N.A., in its character of depositary under the ADSs Deposit Agreement between the Company, Citibank N.A. and the holders and beneficiaries of the ADSs issued thereunder (in the framework of the public offering of shares - Note 31), at the date of issuance of these condensed consolidated interim financial statements, Loma Negra Holding GmbH held 304,233,740 common shares of $ 0.10 each and one vote per share representing 51.0437% of the Company’s share capital and votes

Capital structure:

The capital of the Company amounts to 59,602,649, represented by 596,026,490 common shares of $ 0.10 par value each and one vote per share.